Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt
Schedule of minimum aggregate future payments

As of December 31, 2018, minimum aggregate future payments under the Term Loan were as follows (in thousands) prior to repayment in January 2019:

December 31,

2019	$4,826
2020	4,579
2021	1,370
Total minimum payments	10,775
Amount representing interest and discounts	(1,338)
Present value of minimum payments	9,437
Current portion	(9,437)
Long-term portion	$-